Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000026775 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000026775 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026775 | U.S. Government Agency Commericial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000026775 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000026775 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000026775 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000026775 | U.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	64.30%
C000026768 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000026768 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000026768 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000026768 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000026768 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	78.30%
C000026768 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000026768 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000026768 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000026776 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000026776 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026776 | Independent Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000026776 | Gaming
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000026776 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000026776 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000026776 | Midstream
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000026776 | Cable Satellite
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000026776 | Insurance - P&C
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000026776 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000026777 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000026777 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026777 | Independent Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000026777 | Gaming
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000026777 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000026777 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000026777 | Midstream
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000026777 | Cable Satellite
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000026777 | Insurance - P&C
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000026777 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000026779 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000026779 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000026779 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000026779 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000026779 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000026779 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000026779 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000026779 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000026779 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000026779 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000026779 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000026780 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000026780 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000026780 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000026780 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000026780 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000026780 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000026780 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000026780 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000026780 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000026780 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000026780 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000026773 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000026773 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026773 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000026773 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000026773 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026773 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026773 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000026773 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000026773 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000026773 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000026773 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000026773 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000026773 | Federated Hermes Short-Intermediate Government Fund, Institutional Shares
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000026773 | Foreign Governments/Agencies
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026773 | Purchased Put Options
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026773 | Emerging Markets Core Fund
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000026773 | Federated Hermes High Income Bond Fund II, Class P
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000026773 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000026773 | International Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000026773 | Domestic Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000026773 | Domestic Fixed-Income Securities
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000199834 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000199834 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000199834 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000199834 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000199834 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000199834 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000199834 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000199834 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000199834 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000199834 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000199834 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000199834 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000199834 | Federated Hermes Short-Intermediate Government Fund, Institutional Shares
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000199834 | Foreign Governments/Agencies
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000199834 | Purchased Put Options
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000199834 | Emerging Markets Core Fund
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000199834 | Federated Hermes High Income Bond Fund II, Class P
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000199834 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000199834 | International Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000199834 | Domestic Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000199834 | Domestic Fixed-Income Securities
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000026769 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000026769 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000026769 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000026769 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000026769 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	95.90%
C000026770 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000026770 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000026770 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000026770 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000026770 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	95.90%

[1]	Represents less than 0.1%.
[2]	Represents less than 0.1%.
[3]	Represents less than 0.1%.
[4]	Represents less than 0.1%.